Consolidated Statements of Changes in Equity Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests	Total
Balance at Dec. 31, 2019	$ 19,286	$ 1,549,018	$ (1,914,325)	$ (73,007)		$ (419,028)
Balance (in Shares) at Dec. 31, 2019	19,285,714
Net income (loss)			(690,886)			(690,886)
Foreign currency translation				(68,201)		(68,201)
Balance at Dec. 31, 2020	$ 19,286	1,549,018	(2,605,211)	(141,208)		(1,178,115)
Balance (in Shares) at Dec. 31, 2020	19,285,714
Net income (loss)			(166,099)			(166,099)
Foreign currency translation				6,597		6,597
Balance at Mar. 31, 2021	$ 19,286	1,549,018	(2,771,310)	(134,611)		(1,337,617)
Balance (in Shares) at Mar. 31, 2021	19,285,714
Balance at Dec. 31, 2020	$ 19,286	1,549,018	(2,605,211)	(141,208)		(1,178,115)
Balance (in Shares) at Dec. 31, 2020	19,285,714
Reverse merger adjustment	$ 46,023	(449,419)	164,932	8,964	(94,299)	(323,799)
Reverse merger adjustment (in Shares)	46,023,455
Net income (loss)			(747,525)			(747,525)
Foreign currency translation				(36,291)		(36,291)
Balance at Dec. 31, 2021	$ 65,309	1,099,599	(3,187,804)	(168,535)	(94,299)	(2,285,730)
Balance (in Shares) at Dec. 31, 2021	65,309,169
Net income (loss)			218,823		13,984	232,807
Foreign currency translation				(8,961)	(477)	(9,438)
Balance at Mar. 31, 2022	$ 65,309	$ 1,099,599	$ (2,968,981)	$ (177,496)	$ (80,792)	$ (2,062,361)
Balance (in Shares) at Mar. 31, 2022	65,309,169